Supplemental Cash Flow Disclosures (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Royalties paid	$ 88.8	$ 99.9	$ 112.4
Income and mining taxes paid	105.3	298.2	334.1
Interest paid before capitalization	$ 103.8	$ 89.4	$ 68.6